Acquisitions - Pro Forma Information Presents Consolidated Results of Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Business Combinations [Abstract]
Net sales	$ 4,024.7	$ 4,866.8
Net income (loss) attributable to Ryerson Holding Corporation	$ 47.1	$ (23.1)